Offerings	Mar. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	17,556,674
Proposed Maximum Offering Price per Unit	28.48
Maximum Aggregate Offering Price | $	$ 500,014,075.52
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 76,552.16
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). The fee payable in connection with the offering pursuant to this prospectus supplement has been paid in accordance with Rule 456(b) under the Securities Act, and represents deferred payment of the registration fees in connection with the registrant’s Registration Statement on Form
S-3ASR
(File
No. 333-277427).

(2)	Includes 1,404,988 shares of common stock that are issuable upon the exercise of the pre-funded warrants referenced below.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase common stock
Amount Registered | shares	1,404,988
Proposed Maximum Offering Price per Unit	28.48
Fee Rate	0.01531%
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). The fee payable in connection with the offering pursuant to this prospectus supplement has been paid in accordance with Rule 456(b) under the Securities Act, and represents deferred payment of the registration fees in connection with the registrant’s Registration Statement on Form
S-3ASR
(File
No. 333-277427).

(2)	Includes 1,404,988 shares of common stock that are issuable upon the exercise of the pre-funded warrants referenced below.
(3)
Represents the sum of the offering price of $28.47 per
pre-funded
warrant and the exercise price of $0.01 per share issuable pursuant to the pre-funded
warrants. Pursuant to Securities and Exchange Commission staff interpretation, the entire fee is allocated to the common stock underlying the pre-funded
warrants.